Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,407,000	$ 1,480,000	$ 1,757,000	$ 2,556,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,407,239	1,479,933	1,756,898	2,555,645
Income Statement Functional Expense Categories | Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	759,154	744,376	797,058	1,644,217
Income Statement Functional Expense Categories | Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	68,573	87,608	(183,720)	210,757
Income Statement Functional Expense Categories | Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 579,512	$ 647,949	$ 1,143,560	$ 700,671